Leases - Change in the Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 2,521	$ 2,135
Additions	1,046	586
Remeasurements	792	812
Disposals	(417)	(277)
Payments	(856)	(690)
Foreign exchange effects	7	(20)
Effects of changes in foreign exchange rates	91	(25)
Balance at end of the period	$ 3,184	$ 2,521